PROPERTY AND EQUIPMENT	12 Months Ended
Sep. 30, 2017
Notes to Financial Statements
NOTE 3. PROPERTY AND EQUIPMENT

	September 30, 2017	September 30, 2016
Furniture and Fixtures	$5,826	$6,101
Leasehold Improvement	13,215	13,186
Machinery and Equipment	12,897	16,306
COST	31,938	35,593
Less: Accumulated depreciation/amortization
Furniture and Fixtures	5,133	4,169
Leasehold Improvement	9,408	7,189
Machinery and Equipment	12,520	12,360
	27,061	23,718
NET	$4,877	$11,875

For the years ended September 30, 2017, 2016 and 2015 the Company recorded depreciation of $7,025, $6,822 and $7,174 respectively.